Capital transactions (Details 1) (Stock Options)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, balance	10,851	10,851
Granted
Forfeited
Exercised
Outstanding options, balance	10,851	10,851